UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—March 31, 2012 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-92.6%
Aerospace & Defense- 1.7%

DigitalGlobe, Inc.	BTL-B	Ba3	BB+	5.75	10/12/2018	1,246,875	1,201,260
Transdigm Group, Inc.	BTL-B	Ba2	BB-	4.00	02/14/2017	1,994,949	1,998,938
Transdigm Group, Inc.	BTL-B2	Ba2	BB-	4.00	02/14/2017	668,325	669,716
Wesco International, Inc.	BTL-B	Ba3	BB-	4.25	04/07/2017	587,122	589,617
Wyle Laboratories, Inc.	BTL-B	B1	BB	5.75	03/26/2017	2,112,328	2,104,405

							6,563,936

Airlines- 1.0%

Delta Air Lines, Inc.	BTL	Ba2	BB-	5.50	04/20/2017	2,828,625	2,823,320
United Airlines, Inc.	Tranche B	Ba3	BB-	2.25	02/01/2014	1,344,444	1,306,530

							4,129,850

Auto Components- 3.3%

Allison Transmission, Inc.	BTL-B	Ba3	BB-	2.75	08/07/2014	3,202,379	3,183,874
Federal Mogul Corp.	BTL-B	Ba3	B+	2.18	06/27/2015	1,602,415	1,550,226
Federal Mogul Corp.	BTL-C	Ba3	B+	2.18	06/27/2015	817,559	790,932
Metaldyne Co. LLC	BTL-B	B1	B+	5.25	05/18/2017	990,000	992,888
Remy International, Inc.	BTL-B	B1	B+	6.25	12/17/2016	1,952,292	1,962,053
UCI International, Inc.	BTL-B	Ba2	B+	5.50	07/26/2017	2,216,938	2,230,793
Viking Acquisition, Inc.	BTL-B	Ba3	B+	6.00	11/05/2016	1,713,313	1,679,903

							12,390,669

Automobiles- 0.8%

Chrysler Group LLC	BTL-B	Ba2	BB	6.00	05/24/2017	2,853,438	2,903,150

Biotechnology- 1.6%

Alkermes, Inc.	BTL-B	B1	BB	6.75	09/16/2017	2,493,750	2,549,859
Alkermes, Inc.	2nd Lien	Caa1	B	9.50	09/16/2018	1,750,000	1,815,625
Grifols SA	BTL-B	Ba3	BB	4.50	06/01/2017	1,519,898	1,520,056

							5,885,540

Building Products- 0.8%

Armstrong World Industries, Inc.	BTL-B	B1	BB-	4.00	03/10/2018	324,439	323,911
Brand Services, Inc.	BTL	B2	B	2.50-2.88	02/07/2014	1,819,984	1,669,836
Brand Services, Inc.	BTL-B2	B2	B	3.75-3.88	02/07/2014	914,683	852,027

							2,845,774

Capital Markets- 1.8%

BNY ConvergEX Group LLC	BTL-A	B1	B+	5.00	12/17/2016	613,067	606,554
BNY ConvergEX Group LLC	BTL-B	B1	B+	5.00	12/17/2016	269,970	267,102
BNY ConvergEX Group LLC	BTL-A	B2	B-	8.75	12/17/2017	1,461,675	1,451,626
BNY ConvergEX Group LLC	BTL-B	B2	B-	8.75	12/17/2017	613,325	609,108
Nuveen Investments, Inc.	BTL	B2	B	5.72-5.80	05/13/2017	1,616,520	1,617,026
Nuveen Investments, Inc.	BTL-B	B2	B	5.80-5.83	05/13/2017	1,383,480	1,379,848
Tensar Earth Technologies, Inc.	BTL-B	B2	D	10.25	10/31/2012	704,938	687,315

							6,618,579

Chemicals- 3.7%

Ashland, Inc.	BTL-B	Baa3	BB	3.75	08/23/2018	1,566,563	1,569,282
Chemtura Corp.	BTL	Ba1	BB+	5.50	08/27/2016	1,890,000	1,902,404
GenTek	BTL	B1	B	5.00-5.75	10/06/2015	1,751,836	1,754,464
Hexion Specialty Chemicals, Inc.	BTL-C1	Ba3	B-	4.00	05/05/2015	470,806	466,098
Hexion Specialty Chemicals, Inc.	BTL-C2	Ba3	B-	4.25	05/05/2015	211,663	209,546
Houghton International, Inc.	BTL-B	B1	B	6.75	01/29/2016	492,856	495,012
Huntsman International LLC	BTL-C	Ba1	BB	2.49-2.60	06/30/2016	264,918	260,424
Momentive Performance	BTL-B	Ba3	B	3.75	05/05/2015	1,951,123	1,928,359
OMNOVA Solutions, Inc.	BTL-B	Ba2	B+	5.75	05/31/2017	543,125	546,520
PolyOne Corp.	BTL-B	Ba1	BB-	5.00	12/20/2017	473,813	476,330
Solutia, Inc.	BTL-B	Ba1	BB+	3.50	08/01/2017	654,493	655,177
Styron LLC	BTL-B	B1	B+	6.00-6.75	08/02/2017	1,272,669	1,165,552
Univar, Inc.	BTL-B	B2	B+	5.00	06/30/2017	2,547,725	2,555,687

							13,984,855

Commercial Services & Supplies- 3.2%

ACCO Brands Corp.(12)	BTL-B	Ba2	BB+	4.25	01/04/2019	1,200,000	1,202,250
Altegrity, Inc.	BTL-B	B1	B+	7.75	02/21/2015	1,128,112	1,132,696
ATI Schools@#(7)(9)	BTL	NR	NR	8.25	06/30/2012	248,682	242,389
ATI Schools(7)(9)	BTL-B	Ba3	CC	12.25	12/30/2014	1,104,961	193,368
ATI Schools@#(7)(9)	BTL	NR	NR	13.25	06/30/2012	15,362	14,536
Audio Visual Services Group, Inc.	2nd Lien	NR	NR	5.97	08/28/2014	1,077,040	807,780
KAR Auction Services, Inc.	BTL-B	Ba3	BB-	5.00	05/19/2017	1,042,125	1,045,708
Quad Graphics, Inc.	BTL-B	Ba2	BB+	4.00	07/26/2018	746,250	744,851
Reynolds Group Holdings, Inc.	Tranch E	Ba3	BB-	6.50	02/09/2018	3,905,039	3,956,992
ValleyCrest Cos.	1st Lien	NR	NR	6.50	10/04/2016	865,093	824,001
WCA Waste Systems, Inc.	BTL	B1	B+	5.50	03/23/2018	1,705,000	1,715,656

							11,880,227

Communications Equipment- 3.1%

Aeroflex, Inc.	BTL-B	B1	BB-	4.25	05/09/2018	1,887,644	1,847,179
Blue Coat Systems, Inc.	BTL-B	B1	BB-	7.50	02/15/2018	1,085,000	1,085,000
CommScope, Inc.	BTL-B	Ba3	BB	4.25	01/14/2018	992,481	994,479
Sorenson Communications, Inc.	BTL-C	NR	NR	6.00	08/16/2013	5,098,057	5,023,355
Telesat Holdings, Inc.	BTL-B	Ba3	BB-	4.25	03/08/2019	2,465,000	2,466,541

							11,416,554

Consumer Finance- 0.5%

Fifth Third Processing Solutions LLC	BTL-B	Ba2	BBB-	3.75	03/27/2019	1,895,000	1,896,778

Containers & Packaging- 1.3%

Anchor Glass Container Corp.	1st Lien	B1	BB-	6.00	03/02/2016	1,000,000	1,001,250
Anchor Glass Container Corp.	2nd Lien	B3	B-	10.00	09/02/2016	560,000	561,400
BWAY Corp.	BTL-B	Ba3	B+	4.50	02/09/2018	825,004	827,245
BWAY Corp.	BTL-C	Ba3	B+	4.50	02/09/2018	76,051	76,258
Consolidated Container Co.	2nd Lien	Caa1	CCC+	5.75	09/28/2014	1,250,000	1,193,750
Tank Intermediate Holding Corp.	BTL-A	B1	B+	4.75	04/15/2016	1,086,792	1,088,151

							4,748,054

Distributors- 0.6%

CDW Corp.	BTL-B	B2	B	4.00	07/15/2017	2,421,239	2,344,819

Diversified Consumer Services- 0.7%

Vertrue, Inc.(7)(13)	BTL	Ca	NR	5.81	08/16/2014	2,111,645	797,146
Vertrue, Inc.(7)(13)	2nd Lien	C	NR	9.37	08/14/2015	1,490,000	5,588
Weight Watchers International, Inc.	BTL-F	Ba1	BB+	4.00	03/15/2019	1,745,000	1,739,142

							2,541,876

Diversified Financial Services- 3.0%

Aptalis Pharma, Inc.	BTL-B	B1	BB-	5.50	02/11/2017	2,276,138	2,280,879
BLB Management Services, Inc.	1st Lien	B2	BB	8.50	11/05/2015	126,867	127,204
BRSP LLC	BTL	B1	BB	7.50	06/04/2014	1,526,677	1,545,760
Foxco Acquisition LLC	BTL-B	NR	BB	4.75	07/14/2015	1,878,409	1,882,729
Global Cash Access LLC	BTL	B1	BB	7.00	03/01/2016	1,352,381	1,359,988
Pinnacle Foods Group, Inc.	BTL-B	Ba3	B+	2.74-3.08	04/02/2014	951,921	951,569
Pinnacle Foods Group, Inc.(12)	BTL-E	Ba3	B+	4.75	10/16/2018	340,000	341,488
Visant Corp.	BTL	Ba3	BB-	5.25	12/22/2016	2,886,814	2,809,231

							11,298,848

Diversified Telecommunication Services- 1.8%

Cequel Communications LLC	BTL-B	Ba2	BB-	4.00	02/14/2019	3,315,000	3,276,523
Level 3 Financing, Inc.	BTL-B3	Ba3	B+	5.75	09/01/2018	445,000	449,955
U.S. TelePacific Corp.	BTL	B3	B-	5.75	02/23/2017	1,923,529	1,841,779
West Corp.	BTL-B2	Ba3	BB-	2.62-2.86	10/24/2013	986,558	986,867

							6,555,124

Energy Equipment & Services- 1.7%

Aquilex Holdings LLC	BTL-B	NR	NR	7.75	04/01/2016	1,213,403	1,205,819
FTS International LLC	BTL-B	B2	B+	6.25	05/06/2016	2,373,597	2,369,640
MEG Energy Corp.	BTL-B	Ba3	BBB-	4.00	03/18/2018	2,761,125	2,761,136

							6,336,595

Food & Staples Retailing- 2.7%

BJ’s Wholesale Club, Inc.	1st Lien	B1	B+	5.25	09/28/2018	798,000	802,845
Rite Aid Corp.	BTL-B2	B3	B+	2.00-2.01	06/04/2014	1,886,109	1,856,403
Rite Aid Corp.	BTL-B5	B3	B+	4.50	03/03/2018	2,401,707	2,378,441
Roundy’s Supermarkets, Inc.	BTL-B	B1	BB-	5.75	02/13/2019	1,575,000	1,586,813
Smart & Final, Inc.	1st Lien	B3	B+	5.24	05/31/2016	416,420	413,297
Smart & Final, Inc.	2nd Lien	Caa1	NR	9.24	11/30/2016	1,000,000	992,500
Sprouts Farmers Market LLC	BTL-B	B2	B+	6.00	04/18/2018	2,257,200	2,226,164

							10,256,463

Food Products- 1.4%

B&G Foods, Inc.	BTL-B	Ba2	BB	4.50	11/30/2018	1,047,375	1,053,921
Brickman Group Holdings, Inc.	BTL-B	B1	B+	7.25	10/14/2016	2,063,875	2,082,795
Michael Foods, Inc.	BTL-B	B1	B+	4.25-5.25	02/25/2018	2,051,908	2,055,755

							5,192,471

Health Care Equipment & Supplies- 0.9%

Catalent Pharma Solutions, Inc.	BTL	Ba3	BB-	4.24	09/15/2016	1,905,000	1,890,713
Immucor, Inc.	BTL-B	Ba3	BB-	7.25	08/19/2018	870,625	881,145
Kinetic Concepts, Inc.	BTL-B	Ba2	BB-	7.00	05/04/2018	408,975	417,634

							3,189,492

Health Care Providers & Services- 4.7%

Alliance HealthCare Services, Inc.	BTL-B	Ba3	B+	7.25	06/01/2016	306,561	283,569
DaVita, Inc.	BTL-B	Ba2	BB	4.50	10/20/2016	1,723,188	1,732,656
HCA, Inc.	Tranche B3	Ba3	BB	3.49	05/01/2018	1,000,000	981,488
Health Management Associates, Inc.	BTL-B	Ba3	BB-	4.50	11/16/2018	613,463	609,567
inVentiv Health, Inc.	BTL-B	NR	BB-	6.50	08/04/2016	2,187,932	2,078,535
Kindred Healthcare, Inc.	BTL-B	Ba3	B+	5.25	06/01/2018	1,588,000	1,528,450
Multiplan, Inc.	BTL	Ba3	B	4.75	08/26/2017	2,435,391	2,405,711
National Surgical Hospitals, Inc.(8)	BTL	B2	B	8.25	01/04/2017	3,089,603	2,942,847
Prime Healthcare Services, Inc.	BTL-B	B1	NR	7.50	04/28/2015	869,722	863,199
Quintiles Transnational Corp.	BTL-B	B1	BB-	5.00	06/08/2018	1,709,575	1,714,917
Quintiles Transnational Corp.	BTL	B3	B	7.50	02/24/2017	800,000	804,000
Vantage Oncology, Inc.	BTL-B	B2	B	6.25	02/28/2017	204,773	197,606
Vantage Oncology, Inc.	BTL	B2	B	6.25	02/28/2017	1,685,530	1,626,536

							17,769,081

Health Care Technology- 1.2%

Emdeon Business Services LLC	BTL-B	Ba3	BB-	6.75	11/02/2018	144,638	146,934
IMS Health, Inc.	BTL-B	Ba3	BB	4.50	08/26/2017	2,670,541	2,679,303
MedAssets, Inc.	BTL	Ba3	BB-	5.25	11/16/2016	1,817,520	1,831,151

							4,657,388

Hotels, Restaurants & Leisure- 7.5%

24 Hour Fitness Worldwide, Inc.	BTL-B	Ba3	B+	7.50	04/22/2016	1,706,938	1,709,072
Burger King Corp.	BTL-B	Ba3	BB-	4.50	10/19/2016	3,056,766	3,056,137
Caesars Entertainment Operating Co., Inc.	BTL-B2	B2	B	4.49	01/28/2018	4,000,000	3,491,388
CCM Merger, Inc.	BTL-B	B3	B+	7.00	03/01/2017	3,774,929	3,787,907
Cedar Fair LP	BTL-B	Ba2	BB	4.00	12/15/2017	2,130,947	2,139,019
Denny’s Corp.	BTL-B	B1	B+	5.25	09/30/2016	1,520,000	1,526,650
DineEquity, Inc.	BTL-B	Ba2	BB-	4.25	10/19/2017	1,467,399	1,469,532
Golden Nugget, Inc.(9)	1st Lien	Caa3	B-	3.25	06/30/2014	1,264,573	1,193,837
Golden Nugget, Inc.(9)	Delayed Draw	Caa3	B-	3.25	06/30/2014	719,830	679,564
Isle of Capri Casinos, Inc.	BTL-B	Ba3	BB-	4.75	11/01/2013	2,936,340	2,948,549
Penn National Gaming	BTL-B	Ba1	BBB-	3.75	07/16/2018	980,081	981,510
Quizno’s LLC	1st Lien	NR	NR	9.00	01/24/2017	1,810,781	1,557,272
Rock Ohio Caesars LLC	BTL	Ba3	BB-	8.50	08/19/2017	800,000	808,666
Six Flags Theme Parks, Inc.	BTL-B	B1	BB+	4.25	12/20/2018	1,105,000	1,104,693
Town Sports International Holdings, Inc.	BTL-B	B1	B+	7.00	05/11/2018	1,520,361	1,541,266
Travelport, Inc.	Delayed Draw	NR	NR	5.08	08/21/2015	181,549	165,905

							28,160,967

Household Durables- 0.2%

Yankee Candle Co., Inc.	BTL	B1	B+	5.25	04/02/2019	856,000	860,458

Household Products- 0.5%

Scotsman Industries, Inc.	BTL-B	B1	B+	5.75	04/30/2016	1,429,671	1,428,777
Spectrum Brands, Inc.	BTL	B1	B	5.00-6.25	06/17/2016	611,644	614,190

							2,042,967

Industrial Conglomerates- 2.3%

American Rock Salt Co. LLC	BTL-B	B2	B+	5.50	04/25/2017	1,712,063	1,639,300
Diversified Machines, Inc.	BTL-B	B3	B	9.25	12/01/2016	997,500	999,994
Fram Group Holdings, Inc.	1st Lien	B1	B+	6.50	07/29/2017	542,275	546,342
Harland Clarke Holdings Corp.	BTL-B	B1	B+	2.74-2.97	06/30/2014	2,891,792	2,698,765
Sequa Corp.	BTL-B	B1	B-	3.76-3.84	12/03/2014	1,999,706	1,982,209
TriMas Corp.	BTL-B	Ba2	BB	4.25-5.25	06/21/2017	565,725	567,139

							8,433,749

Industrial Power Producers & Energy Traders- 1.1%

AES Corp.	BTL-B	Ba1	BB+	4.25	06/01/2018	1,148,400	1,150,846
Calpine Corp.	BTL-B	B1	BB-	4.50	04/01/2018	1,079,088	1,076,255
EquiPower Resources Corp.	BTL-B	Ba3	BB-	5.75	01/26/2018	1,905,588	1,796,017

							4,023,118

Insurance- 1.5%

Alliant Holdings, Inc.	BTL-D	B2	B-	6.75	08/21/2014	1,315,516	1,329,208
Asurion Corp.	BTL-B	NR	BB-	5.50	05/24/2018	1,823,394	1,807,895
Asurion Corp.	2nd Lien	NR	B-	9.00	05/24/2019	1,750,000	1,772,787
Asurion Corp.	BTL	NR	B-	11.00	09/02/2019	550,000	558,388

							5,468,278

Internet Software & Services- 0.4%

Web.com Group, Inc.	BTL-B	Ba3	B	7.00	10/27/2017	980,833	974,293
Zayo Group	BTL-B	B2	B	7.00	12/01/2016	443,888	446,661

							1,420,954

IT Services- 3.1%

Fidelity National Information Services, Inc.	BTL-B	Ba1	BBB	4.25	07/18/2016	401,891	404,152
First Data Corp.	BTL-B	B1	B+	4.24	03/23/2018	6,468,681	5,904,696
MoneyGram International, Inc.	BTL-B	Ba2	BB-	4.25	11/18/2017	1,115,897	1,113,805
Sungard Data Systems, Inc.	BTL-B	Ba3	BB	3.87-4.15	02/28/2016	664,060	665,947
Sungard Data Systems, Inc.	BTL	Ba3	BB	3.99	02/28/2017	713,992	715,242
TransFirst Holdings, Inc.	BTL-B	B2	B	3.00	06/15/2014	2,862,274	2,812,184

							11,616,026

Leisure Equipment & Products- 0.6%

SRAM LLC	BTL-B	Ba3	B+	4.75-5.75	06/07/2018	1,738,991	1,741,144
SRAM LLC	2nd Lien	B3	B-	8.50	12/07/2018	475,000	480,641

							2,221,785

Life Sciences Tools & Services- 0.4%

Pharmaceutical Product Development, Inc.	BTL-B	Ba3	BB-	6.25	12/05/2018	1,610,963	1,631,604

Machinery- 1.2%

NACCO Materials Handling Group, Inc.	BTL	NR	NR	1.99-2.40	03/21/2013	947,236	945,657
Pro Mach, Inc.	BTL-B	B2	B+	6.25-7.00	07/06/2017	1,533,413	1,504,661
Rexnord Corp.	BTL-B	Ba3	BB	5.00	04/01/2018	1,926,000	1,928,825

							4,379,143

Marine- 0.4%

Dockwise Transport BV	BTL-B	NR	NR	2.22	01/12/2015	184,219	171,416
Dockwise Transport BV	BTL-B2	NR	NR	2.22	01/12/2015	376,912	350,716
Dockwise Transport BV	BTL-C	NR	NR	3.09	01/11/2016	154,414	143,682
Dockwise Transport BV	BTL-C2	NR	NR	3.09	01/11/2016	376,912	350,716
Dockwise Transport BV	BTL-D	NR	NR	4.97	07/11/2016	241,913	220,140
Dockwise Transport BV	BTL-D2	NR	NR	4.97	07/11/2016	483,825	440,281

							1,676,951

Media- 9.5%

Advanstar Communications, Inc.	1st Lien	Caa2	CC	2.72	06/02/2014	1,907,387	1,556,109
Bresnan Communications, Inc.	BTL-B	Ba3	BB+	4.50	12/14/2017	1,214,625	1,214,625
Cinram International, Inc.(9)	1st Lien	B3	NR	12.25	12/31/2013	480,929	156,302
Cumulus Media, Inc.	1st Lien	Ba2	BB-	5.75	09/17/2018	2,093,660	2,103,605
Cumulus Media, Inc.	2nd Lien	B2	CCC+	7.50	03/18/2019	1,070,000	1,087,729
Dallas Sports & Entertainment LP	BTL	NR	NR	3.83	11/18/2016	534,602	505,199
Entercom Communications Corp.	BTL-B	Ba3	BB-	6.25-7.25	11/23/2018	340,667	343,505
Fender Musical Instruments Corp.	Delayed Draw	B2	B	2.50	06/09/2014	270,600	259,325
Fender Musical Instruments Corp.	BTL-B	B2	B	2.50	06/09/2014	535,560	513,245
Formula One Holdings	BTL-B1	NR	NR	2.38	12/31/2013	1,035,718	1,029,569
Formula One Holdings	BTL-B2	NR	NR	2.38	12/31/2013	712,230	708,001
Formula One Holdings	BTL-D2	NR	NR	3.75	06/30/2014	1,500,000	1,493,438
Getty Images, Inc.	BTL-B	Ba3	BB-	5.25	11/07/2016	2,240,874	2,254,479
Gray Television, Inc.	BTL-B	B2	B	3.75	12/31/2014	2,429,095	2,410,372
Hicks Sports Group†(5)(6)	BTL-B	NR	NR	6.75	06/22/2011	1,172,242	334,089
Interactive Data Corp.	BTL-B	Ba3	B+	4.50	02/11/2018	2,240,087	2,246,153
Kabel Deutschland AG	BTL-F	NR	NR	4.25	02/01/2019	1,010,000	1,009,369
Knology, Inc.	BTL-B	B1	B+	4.00	08/18/2017	1,054,395	1,047,805
LIN Television Corp.	BTL-B	Ba3	BB-	5.00	12/21/2018	728,175	732,726
Mediacom Broadband LLC	BTL-F	Ba3	BB-	4.50	10/23/2017	1,714,363	1,713,292
Mediacom LLC	BTL-E	Ba3	BB-	4.50	10/23/2017	2,706,788	2,703,404
Mission Broadcasting, Inc.	BTL	Ba3	B+	5.00	09/30/2016	383,175	384,612
Nexstar Broadcasting, Inc.	BTL-B	Ba3	B+	5.00	09/30/2016	1,094,325	1,098,429
NextMedia Operating, Inc.	BTL-B	B3	B	8.25	05/27/2016	2,668,507	2,608,466
Regal Cinemas, Inc.	BTL-B	NR	BB-	3.24-3.47	08/23/2017	1,357,813	1,353,852
Rovi Solutions Corp.	BTL-B	Ba2	BB	4.00	03/30/2019	1,110,000	1,110,000
Sinclair Television Group, Inc.	BTL-B	Ba1	BB+	4.00	10/28/2016	1,522,525	1,520,615
Univision Communications, Inc.	BTL-B	B2	B+	4.49	03/31/2017	487,801	453,044
WideOpenWest Finance LLC	BTL-B	B1	B-	6.74	06/30/2014	1,474,035	1,472,192

							35,423,551

Metals & Mining- 1.5%

Novelis, Inc.	BTL-B	Ba2	BB-	4.00	03/10/2017	2,888,438	2,884,538
Tube City IMS Corp.	BTL-B	B1	B+	5.75	03/20/2019	2,660,000	2,653,350

							5,537,888

Multi Utilities- 0.9%

Texas Competitive Electric Holdings Co. LLC	BTL	B2	CCC	4.74	10/10/2017	6,174,956	3,493,136

Multiline Retail- 1.2%

99 Cents Only Store	BTL-B	B2	B+	7.75	01/11/2019	528,675	539,414
Lord & Taylor, Ltd.	BTL-B	Ba3	BB	5.75	01/11/2019	535,000	538,121
Neiman Marcus Group, Inc.	BTL-B	B2	BB-	4.75	05/16/2018	2,500,000	2,496,653
RGIS LLC	BTL-B	Ba3	B	2.74	04/30/2014	799,716	789,720
RGIS LLC	Delayed Draw	Ba3	B	2.74	04/30/2014	39,986	39,486

							4,403,394

Oil, Gas & Consumable Fuels- 1.3%

Alon USA, Inc. (Edgington Facility)	BTL	B1	B+	2.49	08/05/2013	26,180	26,147
Alon USA, Inc. (Paramount Facility)	BTL	B1	B+	2.49	08/05/2013	209,444	209,183
Energy Transfer Equity LP	BTL-B	Ba2	BB	3.75	02/23/2017	2,420,000	2,375,886
Pilot Travel Centers LLC	BTL-B	Ba2	BBB-	4.25	03/30/2018	2,379,853	2,388,778

							4,999,994

Paper & Forest Products- 0.3%

NewPage Corp.(5)	DIP	NR	BB-	8.00	03/08/2013	425,000	431,375
Unifrax Corp.	BTL-B	B2	B+	7.00	11/28/2018	698,250	706,533

							1,137,908

Personal Products- 0.9%

NBTY, Inc.	BTL-B	Ba3	BB-	4.25	10/01/2017	1,048,719	1,051,232
Revlon, Inc.	BTL-B	Ba3	BB-	4.75	11/19/2017	2,148,763	2,151,141

							3,202,373

Pharmaceuticals- 1.7%

Capsugel Healthcare, Ltd.	BTL-B	B1	BB-	5.25	08/01/2018	1,919,757	1,937,355
ConvaTec, Inc.	BTL	Ba3	B+	5.75	12/22/2016	1,599,750	1,595,751
Harvard Drug Group LLC	BTL-B	B1	B+	6.50	04/05/2016	684,396	680,118
Harvard Drug Group LLC	Delayed Draw	B1	B+	6.50	04/05/2016	94,104	93,516
Warner Chilcott PLC	BTL-B3	Ba3	BBB-	4.25	03/15/2018	591,947	592,207
Warner Chilcott PLC	Tranche B1	Ba3	BBB-	4.25	03/15/2018	861,014	861,392
Warner Chilcott PLC	Tranche B2	Ba3	BBB-	4.25	03/15/2018	430,507	430,696

							6,191,035

Professional Services- 0.7%

Bankruptcy Management Solutions, Inc.(9)	2nd Lien	NR	NR	8.24	08/20/2015	133,045	1,796
Nexeo Solutions LLC	BTL-B	B1	B	5.00	09/08/2017	2,522,019	2,473,155

							2,474,951

Real Estate Management & Development- 0.5%

Realogy Corp.	CLTL	B1	B-	4.53	10/10/2016	225,942	215,776
Realogy Corp.	BTL	B1	B-	4.77	10/10/2016	1,596,593	1,487,272

							1,703,048

Road & Rail-1.8%

Avis Budget Car Rental LLC	BTL-B	Ba1	BB	6.25	09/22/2018	204,914	204,744
Cardinal Logistics Management, Inc.(9)	2nd Lien	NR	NR	15.50	03/23/2014	1,148,884	258,499
Evergreen Tank Solutions, Inc.	2nd Lien	B3	B-	4.22	04/04/2014	497,500	492,525
NES Rentals Holdings	2nd Lien	Caa2	CCC+	10.00	07/20/2013	798,142	790,160
RailAmerica, Inc.	BTL-B	B1	BB+	4.00	03/01/2019	2,645,000	2,647,481
Swift Transportation Co., Inc.	BTL-B	B1	BB	5.00	12/15/2017	2,287,000	2,304,153

							6,697,562

Semiconductors & Semiconductor Equipment- 2.8%

Freescale Semiconductor, Inc.	BTL	B1	B	4.49	12/01/2016	4,824,472	4,706,876
Freescale Semiconductor, Inc.	BTL-B2	B1	B	6.00	02/28/2019	2,880,000	2,874,804
Microsemi Corp.	BTL-B	Ba2	BB	4.00	02/02/2018	1,283,847	1,286,254
NXP BV	BTL-B	B3	B+	5.25	03/19/2019	1,000,000	991,250
NXP BV	BTL-A2	B3	B+	5.50	03/03/2017	696,500	682,860

							10,542,044

Software- 3.3%

Eagle Parent, Inc.	BTL-B	Ba3	B+	5.00	05/16/2018	2,828,625	2,808,737
Infor Global Solutions	Delayed Draw	B2	B+	5.97	07/28/2015	324,000	322,380
Infor Global Solutions	BTL	B2	B+	5.97	07/28/2015	621,000	618,154
IPC Systems, Inc.	2nd Lien	Caa2	CCC	5.49-5.72	06/01/2015	1,000,000	866,400
Kronos, Inc.	BTL-C	B1	B+	6.25	12/28/2017	1,875,300	1,898,741
Lawson Software, Inc.	BTL-B	Ba3	B+	6.25	03/16/2018	840,000	831,600
Reynolds & Reynolds Co.	BTL-B	Ba2	BBB-	3.75	04/21/2018	1,004,757	1,002,245
Sensata Technologies BV	BTL-B	Ba3	BB+	4.00	05/12/2018	669,938	670,287
SoftBrands, Inc.	BTL-B	Ba3	B+	6.75	07/05/2017	1,990,000	1,993,908
VeriFone	BTL-B	Ba3	BB	4.25	12/28/2018	623,438	625,853
Vertafore, Inc.	BTL-B	B1	B+	5.25	07/29/2016	580,080	577,179

							12,215,484

Specialty Retail- 1.4%

J Crew Operating Corp.	BTL-B	B1	B	4.75	03/07/2018	1,831,150	1,802,211
Michaels Stores, Inc.	BTL-B2	B2	B+	5.00-5.13	07/31/2016	1,468,693	1,474,316
National Bedding Co.	1st Lien	B1	BB-	3.75-5.75	11/28/2013	1,130,002	1,130,708
National Bedding Co.	2nd Lien	Caa1	B	5.25	02/28/2014	1,000,000	993,750

							5,400,985

Textiles, Apparel & Luxury Goods- 0.2%

Phillips-Van Heusen Corp.	BTL-B	Ba1	BBB	3.50	05/06/2016	866,250	869,860

Thrifts & Mortgage Finance- 0.6%

Ocwen Financial Corp.	BTL-B	NR	B	7.00	09/01/2016	2,103,243	2,111,130

Transportation Infrastructure- 0.4%

Central Parking Corp.	LOC	Ba3	CCC	2.63	05/22/2014	379,310	376,466
Central Parking Corp.	1st Lien	Ba3	CCC	2.75	05/22/2014	1,014,784	1,007,173

							1,383,639

Wireless Telecommunication Services- 2.9%

Crown Castle International Corp.	BTL-B	Ba3	B+	4.00	01/31/2019	1,007,475	1,002,718
Intelstat Jackson Holdings, Ltd.	BTL	B1	BB-	5.25	04/02/2018	2,975,013	2,992,012
MetroPCS Wireless, Inc.	BTL-B3	Ba1	BB	4.00	03/19/2018	3,054,138	3,036,210
Syniverse Technologies, Inc.	BTL-B	B1	BB-	5.25	12/21/2017	3,950,000	3,971,429

							11,002,369

Total Loans (cost $353,330,943)							346,132,474

U.S. CORPORATE BONDS & NOTES- 2.5%
Chemicals- 0.2%

LyondellBassell Industries NV*	Bond	Ba2	BB+	6.00	11/15/2021	521,000	547,049

Energy Equipment & Services- 0.3%

Transocean, Inc.	Bond	Baa3	BBB-	6.38	12/15/2021	815,000	917,012

Health Care Providers & Services- 0.7%

Fresenius Medical Care US Finance, Inc.*	Bond	Ba2	BB+	6.50	09/15/2018	425,000	463,250
HCA, Inc.	Bond	Ba3	BB	5.88	03/15/2022	2,000,000	2,002,500
PSS World Medical, Inc.*	Bond	Ba3	BB-	6.38	03/01/2022	255,000	262,013

							2,727,763

Hotels, Restaurants & Leisure- 0.3%

Caesars Entertainment Operating Co., Inc.*	Bond	B2	B	8.50	02/15/2020	1,225,000	1,246,438

Industrial Conglomerates- 0.3%

J.M. Huber Corp.*	Bond	B2	BB-	9.88	11/01/2019	1,135,000	1,180,400

IT Services- 0.4%

First Data Corp.*	Bond	B1	B+	7.38	06/15/2019	1,635,000	1,665,656

Rental- 0.1%

UR Financing Escrow Corp.*	Bond	Ba3	BB-	5.75	07/15/2018	350,000	358,313

Specialty Retail- 0.2%

Sally Holdings LLC*	Bond	B1	BB+	6.88	11/15/2019	730,000	777,450

Total U.S. Corporate Bonds & Notes (cost $9,069,749)							9,420,081

COMMON STOCK- 0.0%
Diversified Financial Services- 0.0%

Bankruptcy Management Solutions, Inc.†@#						1,360	0
BLB Management Services, Inc.†						5,141	58,479

							58,479

Media- 0.0%

Berry Co. LLC†@#						1,136	60,390
Cinram International Income Fund†@						898,980	8,990

							69,380

Total Common Stock (cost $925,137)							127,859

MEMBERSHIP INTEREST- 0.0%
Media- 0.0%

Advanstar Communications, Inc.†@#						12,608	0
NextMedia Operating, Inc.†@#						7,916	55,102

Total Membership Interest (cost $1,506,365)							55,102

RIGHTS- 0.0%
Diversified Financial Services- 0.0%

BLB Management Services, Inc.
Expires 11/05/2017†@# (cost $250,000)						250	0

WARRANTS- 0.0%
Diversified Financial Services- 0.0%

Bankruptcy Management Solutions, Inc.
Expires 10/01/2017 (Strike Price $30.00)†@# (cost $0)						126	0

Total Long-Term Investment Securities (cost $365,082,194)							355,735,516

SHORT-TERM INVESTMENT SECURITIES- 5.0%
Registered Investment Companies - 5.0%

SSgA Money Market Fund (cost $18,822,739)						18,822,739	18,822,739

REPURCHASE AGREEMENTS - 2.0%

Bank of America Securities LLC Joint Repurchase Agreement(10)						1,495,000	1,495,000
BNP Paribas SA Joint Repurchase Agreement(10)						1,915,000	1,915,000
Deutsche Bank AG Joint Repurchase Agreement(10)						345,000	345,000
Royal Bank of Scotland Joint Repurchase Agreement(10)						1,915,000	1,915,000
UBS Securities LLC Joint Repurchase Agreement(10)						1,675,000	1,675,000

Total Repurchase Agreements (cost $7,345,000)							7,345,000

TOTAL INVESTMENTS- 102.1%
(cost $391,249,933) (11)							381,903,255
Liabilities in excess of other assets—(2.1)%							(7,775,028)

NET ASSETS-100.0%							$374,128,227

BTL	Bank Term Loan
CLTL	Credit Linked Term Loan
DIP	Debtor in Possession
LOC	Letter of Credit
NR	Security is not rated.

† Non-income producing security
@ Illiquid security. At March 31, 2012, the aggregate value of these securities was $378,930, representing 0.1% of net assets.
# Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

*       Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At March 31, 2012, the aggregate value of these securities was $6,500,569 representing 1.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1) Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of March 31, 2012.

(2)    Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio will be approximately 58 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(3)    The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major

European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan

(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5) Company has filed for Chapter 11 bankruptcy protection.
(6) Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7) Loan is in default.
(8) Loan is subject to an unfunded loan commitment; See Note 5.
(9) PIK (“Payment-In-Kind”) security. Loan that pays interest in the form of additional loans.
(10) See Note 3 for details of the Joint Repurchase Agreement.
(11) See Note 4 for cost of investments on a tax basis.
(12) As of March 31, 2012, the loan has not settled. As a result, the interest rate is estimated.
(13) Subsequent to March 31, 2012, the Company has filed for Chapter 11 bankruptcy protection.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Loans:
Aerospace & Defense	$—	$4,459,531	$2,104,405	$6,563,936
Airlines	—	4,129,850	—	4,129,850
Auto Components	—	8,197,823	4,192,846	12,390,669
Automobiles	—	2,903,150	—	2,903,150
Biotechnology	—	1,520,056	4,365,484	5,885,540
Building Products	—	2,845,774	—	2,845,774
Capital Markets	—	2,996,874	3,621,705	6,618,579
Chemicals	—	12,267,679	1,717,176	13,984,855
Commercial Services & Supplies	—	5,002,700	6,877,527	11,880,227
Communications Equipment	—	10,331,554	1,085,000	11,416,554
Consumer Finance	—	—	1,896,778	1,896,778
Containers & Packaging	—	2,097,253	2,650,801	4,748,054
Distributors	—	2,344,819	—	2,344,819
Diversified Consumer Services	—	1,739,142	802,734	2,541,876
Diversified Financial Services	—	7,441,531	3,857,317	11,298,848
Diversified Telecommunication Services	—	4,713,345	1,841,779	6,555,124
Energy Equipment & Services	—	5,130,776	1,205,819	6,336,595
Food & Staples Retailing	—	5,037,689	5,218,774	10,256,463
Food Products	—	4,138,550	1,053,921	5,192,471
Health Care Equipment & Supplies	—	1,298,779	1,890,713	3,189,492
Health Care Providers & Services	—	8,248,339	9,520,742	17,769,081
Health Care Technology	—	1,978,085	2,679,303	4,657,388
Hotels, Restaurants & Leisure	—	21,826,707	6,334,260	28,160,967
Household Durables	—	860,458	—	860,458
Household Products	—	614,190	1,428,777	2,042,967
Industrial Conglomerates	—	4,680,974	3,752,775	8,433,749
Industrial Power Producers & Energy Traders	—	2,227,101	1,796,017	4,023,118
Insurance	—	5,468,278	—	5,468,278
Internet Software & Services	—	974,293	446,661	1,420,954
IT Services	—	7,285,885	4,330,141	11,616,026
Leisure Equipment & Products	—	—	2,221,785	2,221,785
Life Sciences Tools & Services	—	1,631,604	—	1,631,604
Machinery	—	2,874,482	1,504,661	4,379,143
Marine	—	1,676,951	—	1,676,951
Media	—	22,360,825	13,062,726	35,423,551
Metals & Mining	—	2,884,538	2,653,350	5,537,888
Multi Utilities	—	3,493,136	—	3,493,136
Multiline Retail	—	3,574,188	829,206	4,403,394
Oil, Gas & Consumable Fuels	—	4,764,664	235,330	4,999,994
Paper & Forest Products	—	—	1,137,908	1,137,908
Personal Products	—	3,202,373	—	3,202,373
Pharmaceuticals	—	5,417,401	773,634	6,191,035
Professional Services	—	2,473,155	1,796	2,474,951
Real Estate Management & Development	—	1,703,048	—	1,703,048
Road & Rail	—	2,508,897	4,188,665	6,697,562
Semiconductors & Semiconductor Equipment	—	9,550,794	991,250	10,542,044
Software	—	8,125,718	4,089,766	12,215,484
Specialty Retail	—	3,276,527	2,124,458	5,400,985
Textiles, Apparel & Luxury Goods	—	869,860	—	869,860
Thrifts & Mortgage Finance	—	—	2,111,130	2,111,130
Transportation Infrastructure	—	—	1,383,639	1,383,639
Wireless Telecommunication Services	—	11,002,369	—	11,002,369
U.S. Corporate Bonds & Notes	—	9,420,081	—	9,420,081
Common Stock	—	69,380	58,479	127,859
Membership Interest	—	—	55,102	55,102
Rights	—	—	0	0
Warrants	—	—	0	0
Short-Term Investments:
Registered Investment Companies	18,822,739	—	—	18,822,739
Repurchase Agreements	—	7,345,000	—	7,345,000

Total	$18,822,739	$250,986,176	$112,094,340	$381,903,255

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. $18,822,739 was transferred from Level 2 to Level 1 following a reassessment of valuation inputs. Transfers between Level 2 and Level 3 are disclosed in the Level 3 rollfoward below.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Loans	Common Stock		Membership Interest	Rights	Warrants
Balance as of 12/31/2011	$127,498,824	$21,576		$710,745	$0	$0
Accrued discounts	133,104	—		—	—	—
Accrued premiums	(148)	—		—	—	—
Realized gain	159,918	—		(307,625)	—	—
Realized loss	(189,771)	—		—	—	—
Change in unrealized appreciation (@)	3,007,488	—		344,357	—	—
Change in unrealized depreciation (@)	(975,352)	(12,586)		—	—	—
Purchases	34,807,190	—		—	—	—
(Sales)	(42,825,697)	—		(692,375)	—	—
Transfers into Level 3	20,120,817 #	58,479	#	—	—	—
Transfers out of Level 3	(29,755,614)*	(8,990	)*	—	—	—

Balance as of 3/31/2012	$111,980,759	$58,479		$55,102	$0	$0

(@) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2012 includes:

	Loans	Common Stock		Membership Interest	Rights	Warrants
	$1,054,641	$—		$12,856	$—	$—

#	Transferred from Level 2 to Level 3 due to a decrease in market activity and observable market data for these securities.
*	Transferred from Level 3 to Level 2 due to an increase in market activity and observable market data for these securities.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 3/31/12(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)
Common Stock	$0	Discounted Cash Flows	Future Cash Flows	0
Membership Interest	$55,102	Market Comparables	EBITDA Multiple Discount for lack of marketability	0-6.9 (3.45) 10%
Rights	$0	Market Comparables	Exercise contingent upon potential future market events	0
Warrants	$0	Intrinsic Value	Discount for lack of marketability of underlying security	0

(1)	The Fund’s other securities classified as Level 3, with a fair value of $112,039,238 at March 31, 2012 are attributable to limited identified market makers and/or trading activity.

(2)	The significant unobservable inputs regarding the Level 3 securities in the table are attributable to private securities received from debt restructuring events and include assumptions made from non public and/or unaudited financial statements and market comparables. Significant increases (decreases) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2012 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Fund’s net assets as of March 31, 2012 are reported on a schedule following the Portfolio of Investments.

The investments by the Fund in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors (the “Board”). Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a

Board-approved loan pricing service, and are generally categorized as Level 2. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value, and are generally categorized as Level 3. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Bonds and debentures, other long-term debt securities and short term debt securities with maturities in excess of 60 days are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2 or Level 3 depending on the observability of inputs. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Securities for which market quotations are not readily available and securities for which a development/significant event occurs that may significantly impact the value of the security are valued as determined in good faith pursuant to procedures adopted by the Board and are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for the Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for the Loans may be more difficult than obtaining valuations for more actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 3. Repurchase Agreements

As of March 31, 2012, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Fund	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.27%	$1,495,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 30, 2012, bearing interest at a rate of 0.02% per annum, with a principal amount of $117,360,000, a repurchase price of $117,360,196, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.13%	05/15/2015	$108,019,000	$121,612,111

As of March 31, 2012, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.28%	$1,915,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 30, 2012, bearing interest at a rate of 0.04% per annum, with a principal amount of $150,150,000, a repurchase price of $150,150,501, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	5.38%	02/15/2031	$112,190,700	$153,096,551

As of March 31, 2012, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.28%	$345,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 30, 2012, bearing interest at a rate of 0.04% per annum, with a principal amount of $26,995,000, a repurchase price of $26,995,090, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.25%	08/15/2013	$26,196,000	$27,762,259

As of March 31, 2012, the Fund held an undivided interest in a joint repurchase agreement with Royal Bank of Scotland:

Fund	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.28%	$1,915,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Royal Bank of Scotland, dated March 30, 2012, bearing interest at a rate of 0.05% per annum, with a principal amount of $150,150,000, a repurchase price of $150,150,626, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.38%	08/15/2012	$149,877,000	$153,087,365

As of March 31, 2012, the Fund held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.28%	$1,675,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated March 30, 2012, bearing interest at a rate of 0.05% per annum, with a principal amount of $130,820,000, a repurchase price of $130,820,545, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.88%	02/28/2014	$129,753,300	$133,744,512

Note 4. Federal Income Taxes

The amount of aggregate unrealized appreciation (depreciation) in the cost of investments at March 31, 2012 for federal income tax purposes, including short term securities and repurchase agreements, were as follows:

Cost (tax basis)	$391,249,933

Gross unrealized appreciation	$3,598,025
Gross unrealized depreciation	(12,944,703)

Net unrealized depreciation	$(9,346,678)

Note 5. Unfunded Loan Commitments

On March 31, 2012, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Name	Type	Maturity Date	Amount
National Surgical Hospitals, Inc.	Delayed Draw	02/03/2017	$544,307

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 30, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	May 30, 2012